Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for earnings per share - basic and diluted:
Net income/(loss) attributable to common stockholders	$ 44,190,000	$ (15,559,000)	$ 12,149,000	$ (30,243,000)	$ (30,825,000)	$ (26,134,000)	$ (28,968,000)	$ (26,435,000)	$ 10,537,000	$ (112,362,000)	$ (95,858,000)
Denominator for earnings per share - basic and diluted:
Weighted average common shares outstanding									202,573,000	167,365,000	150,067,000
Non-vested restricted stock awards									(1,279,000)	(1,508,000)	(977,000)
Denominator for basic and diluted earnings per share									201,294,000	165,857,000	149,090,000
Net income/(loss) attributable to common stockholders - basic and diluted	$ 0.2	$ (0.07)	$ 0.06	$ (0.17)	$ (0.17)	$ (0.16)	$ (0.18)	$ (0.17)	$ 0.05	$ (0.68)	$ (0.64)
Significant Accounting Policies (Textual) [Abstract]
Net intangible assets	21,400,000				13,300,000				21,400,000	13,300,000
Net intangible liabilities	5,900,000				3,900,000				5,900,000	3,900,000
Total interest capitalized									13,000,000	12,500,000	16,900,000
Marketable securities carried at an estimated fair value					3,900,000					3,900,000
Cost related to marketable securities					374,000					374,000
Unrealized gain on Marketable Securities					3,500,000					3,500,000
Sale of marketable securities									3,500,000
Gross realized gains									3,100,000
Unrealized gains reclassified out of accumulated other comprehensive income/(loss) into earnings									3,500,000
Proceeds from the sale of debt securities										39,500,000
Gross realized gain on available for sale securities										4,700,000
Ownership interest									100.00%
Percentage of taxable income distributed to shareholders to comply with provisions of federal income tax code									90.00%
Percentage of income that company distributes to comply with federal income tax code									100.00%
Percentage of tax on non-arms length transactions									100.00%
Incremental common shares outstanding on conversion of operating partners unit									7,601,693	5,711,275	6,705,624
Incremental common shares outstanding on conversion of preferred stock									3,035,548	3,035,548	3,035,548
Additional weighted average Common Shares outstanding using the treasury stock									2,154,739	2,296,097	729,592
Total advertising expense									$ 5,400,000	$ 6,400,000	$ 5,700,000
Minimum percentage of difference in cash flows between instruments									10.00%
Orange County, California, Metropolitan DC and New York [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Minimum percentage of carrying value of real estate portfolio held by company									10.00%
Building [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Maximum									35
Major improvements [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Minimum									10
Useful Life, Maximum									35
Furniture, fixtures, equipment and other assets [Member]
Additional Significant Accounting Policies (Textual) [Abstract]
Useful Life, Minimum									3
Useful Life, Maximum									10